SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Retirement Benefits [Abstract]
2025	$ 7,874
2026	6,441
2027	6,403
2028	6,167
2029	6,226
2030 through 2034	$ 28,209